OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Other provisions [abstract]
Schedule of other provisions

	Current liabilities		Non-current liabilities		Total Liabilities
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provision for contingencies (1)
Tax contingencies	1,722	11,536	330,955	313,165	332,677	324,701
Civil contingencies	5,052	1,173	169,732	124,411	174,784	125,584
Labor contingencies	1,639	1,512	160,105	174,035	161,744	175,547
Other	—	—	11,181	9,908	11,181	9,908
Provision for European
Commission investigation (2)	—	—	2,638	2,327	2,638	2,327

Total other provisions (3)	8,413	14,221	674,611	623,846	683,024	638,067

(1)Provisions for contingencies:

    The tax contingencies correspond to litigation and tax criteria related to the tax treatment applicable to direct and indirect taxes, which are found in both administrative and judicial stage.
    The civil contingencies correspond to different demands of civil order filed against the Company.The labor contingencies correspond to different demands of labor order filed against the Company.
    Provisions are recognized in the consolidated income statement in administrative expenses or tax expenses, as appropriate.
The Company maintains other judicial processes, individually and cumulatively, do not have a significant impact on these financial statements.

(2)    Provision made for proceedings brought by the European Commission for possible breaches of free competition in the freight market.
(3)    Total other provision as of December 31, 2025, and December 31, 2024, include the fair value of the contingencies arising at the time of the business combination with TAM S.A and subsidiaries,with a probability of loss under 50%, which are not recognized in the normal course of IFRS Accounting Standards application and which only in the context of a business combination should be recognized under IFRS Accounting Standards.

Schedule of movement of provisions
Movement of provisions:

	Legal claims (1)	European Commission Investigation (1)	Total
	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2023,	940,140	2,397	942,537
Increase in provisions	449,406	—	449,406
Provision used	(70,844)	—	(70,844)
Difference by subsidiaries conversion	(69,563)	—	(69,563)
Reversal of provision	(310,118)	—	(310,118)
Exchange difference	310	80	390
Closing balance as of December 31, 2023	939,331	2,477	941,808

Opening balance as January 1, 2024	939,331	2,477	941,808
Increase in provisions	448,338	—	448,338
Provision used	(92,729)	—	(92,729)
Difference by subsidiaries conversion	(143,057)	—	(143,057)
Reversal of provision	(508,907)	—	(508,907)
Exchange difference	(7,236)	(150)	(7,386)
Closing balance as of December 31, 2024	635,740	2,327	638,067

Opening balance as of January 1, 2025	635,740	2,327	638,067
Increase in provisions	269,985	5	269,990
Provision used	(94,853)	—	(94,853)
Difference by subsidiaries conversion	12,346	—	12,346
Reversal of provision	(144,773)	—	(144,773)
Exchange difference	1,941	306	2,247
Closing balance as of December 31, 2025	680,386	2,638	683,024
(1)See details of litigation and government investigations with a material impact in Note 30.